BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
Income from government grants		$ 490,300
GeniusU Ltd [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	96.50%
Entrepreneur resorts [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	95.40%